Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Summary Of Operating Lease Right Of Use Asset And Lease Liability
The Bank is party to operating leases for certain of its office premises and employee residences, with a renewal at the option of the Bank. Operating lease right-of-use
assets and lease liabilities were as follows:

	As of March 31,
	2020	2021	2021
		(In millions)

Right-of-use assets	R s. 60,756.9	Rs. 64,548.8	US$	882.5
Lease liabilities	65,615.1	70,422.0		962.8

Operating Leases of Lessee Disclosure
The total lease expenses are as follows:

	As of March 31,
	2019		2020		2021		2021
	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	12,700.8	Rs.	13,698.7	Rs.	14,244.4	US$	194.8

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments as of March 31, 2021 were as follows:

Due in fiscal year ending March 31:	Operating leases
	(In millions, except for weighted averages)
2022	Rs.	11,783.1	US$	161.1
2023		10,951.6		149.7
2024		10,125.8		138.4
2025		9,553.1		130.6
2026		9,201.9		125.8
Thereafter		50,337.5		688.2

Total lease payments	Rs.	101,953.0	US$	1,393.8
Less: imputed interest		31,531.0		431.0

Total operating lease liabilities	Rs.	70,422.0	US$	962.8

Weighted average remaining lease term (in years)		9.8		9.8
Weighted average discount rate		7.0%		7.0%

Movement in Provision for Reward Points
The movement in provision for credit card and debit card reward points as of March 31, 2020 and March 31, 2021 is as follows:

	As of March 31,
	2020		2021		2021
	(In millions)
Opening provision of reward points	Rs.	6,030.9	Rs.	7,341.5	US$	100.4
Provision made during the year		5,356.0		3,752.1		51.3
Utilization/write back of provision		(3,868.8)		(4,026.7)		(55.1)
Effect of change in rate of accrual of reward points		(176.6)		(679.0)		(9.3)

Closing provision of reward points	Rs.	7,341.5	Rs.	6,387.9	US$	87.3